Financial risk management (Tables)	12 Months Ended
Dec. 31, 2018
Financial risk management
Schedule of principal categories of financial instruments

		December 31,
Financial assets	Risk classification	2018		2017		2016
Cash and cash equivalents and other investments held to maturity	Credit and interest rate	Ps.	2,978,559	Ps.	2,382,345	Ps.	3,005,792
Receivables, net	Credit and exchange rate		696,566		630,757		714,130

		December 31,
Financial liabilities	Risk classification	2018		2017		2016
Short-term and long-term debt	Interest rate, exchange rate and liquidity	Ps.	4,593,223	Ps.	4,644,387	Ps.	4,707,303
Trade accounts payable(1)	Liquidity		208,729		249,507		252,831
Accrued interest	Liquidity		40,227		69,125		43,254
Accounts payable to related parties	Liquidity		226,202		130,022		140,328
(1)	Does not include the payments of employee statutory profit-sharing amounts, which were Ps.8,218, Ps. 4,675 and Ps.9,242 as of December 31, 2018, 2017 and 2016, respectively.

Schedule of carrying values of monetary assets and liabilities denominated in foreign currencies

	Liabilities						Assets
	December 31,						December 31,
Currency	2018		2017		2016		2018		2017		2016
U.S. dollars	U.S.$	(13,185)	U.S.$	(15,631)	U.S.$	(14,457)	U.S.$	67,129	U.S.$	41,001	U.S.$	12,050

Schedule of transactions in U.S. dollars

	December 31,
	2018		2017		2016
Technical assistance	U.S.$	8,781	U.S.$	6,863	U.S.$	5,707
Insurance		2,227		2,295		1,481
Purchase of machinery and maintenance		9,527		16,562		6,886
Software		437		1,722		1,728
Professional services, fees and subscriptions		2,147		968		1,161
Other		8,043		6,437		7,660

Schedule of pertinent exchange rate information

	December 31,
	2018		2017		2016
U.S. dollar exchange rate
Interbank	Ps.	19.6566	Ps.	19.7354	Ps.	20.664

Schedule of remaining contractual maturities of financial liabilities with agreed repayment periods

							2026 and
As of December 31, 2018	2019		2020-2022		2023-2025		subsequently		Total
Long-term debt	Ps.	41,425	Ps.	3,051,798	Ps.	1,500,000	Ps.	—	Ps.	4,593,223
Interest(1)		309,877		596,259		19,680		—		925,816
Trade accounts payable		208,729		—		—		—		208,729
Accrued expenses		40,227		—		—		—		40,227
Accounts payable with related parties		226,202		—		—		—		226,202
Total	Ps.	826,460	Ps.	3,648,057	Ps.	1,519,680	Ps.	—	Ps.	5,994,197

							2025 and
To December 31, 2017	2018		2019-2021		2022-2024		subsequently		Total
Long-term debt	Ps.	50,852	Ps.	3,093,535	Ps.	1,500,000	Ps.	—	Ps.	4,644,387
Interest(1)		310,710		806,984		118,078		—		1,235,772
Trade accounts payable		249,507		—		—		—		249,507
Accrued expenses		69,125		—		—		—		69,125
Accounts payable with related parties		130,022		—		—		—		130,022
Total	Ps.	810,216	Ps.	3,900,519	Ps.	1,618,078	Ps.	—	Ps.	6,328,813

							2024 and
As of December 31, 2016	2017		2018-2020		2021-2023		subsequently		Total
Long-term debt	Ps.	56,122	Ps.	137,166	Ps.	3,014,015	Ps.	1,500,000	Ps.	4,707,303
Interest(1)		313,145		929,050		287,120		19,680		1,548,995
Trade accounts payable		252,831		—		—		—		252,831
Accrued expenses		43,254		—		—		—		43,254
Accounts payable with related parties		140,328		—		—		—		140,328
Total	Ps.	805,680	Ps.	1,066,216	Ps.	3,301,135	Ps.	1,519,680	Ps.	6,692,711
(1)

The projected interest is determined, in the case of obligations with a variable rate, based on LIBOR and assuming an exchange rate of Ps.19.6566, Ps.19.7354 and Ps.20.664 (as of December 31, 2018, 2017 and 2016, respectively) per U.S. $1.00.

Schedule of fair value and carrying value of long term debt

December 31, 2018				December 31, 2017				December 31, 2016
Book value		Fair value		Book value		Fair value		Book value		Fair value
Ps.	4,593,223	Ps.	4,326,267	Ps.	4,644,387	Ps.	4,465,684	Ps.	4,707,303	Ps.	4,489,119

	Hierarchy of fair value as of December 31, 2018
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,129,695	Ps.	196,572	Ps.	—	Ps.	4,326,267

	Hierarchy of fair value as of December 31, 2017
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,246,875	Ps.	218,809	Ps.	—	Ps.	4,465,684

	Hierarchy of fair value as of December 31, 2016
	Level 1		Level 2		Level 3		Total
Financial liabilities:
Long-term debt(1)	Ps.	4,204,695	Ps.	284,424	Ps.	—	Ps.	4,489,119

The fair values of the financial assets and financial liabilities included in the level 2 category above have been determined in accordance with generally accepted pricing models based on a discounted cash flow analysis, with the most significant inputs being the discount rate that reflects the credit risk of counterparties.